Derivative Instruments - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (19)	$ 101	$ (65)
Effective Portion Reclassified from AOCI	(1,186)	(64)	0
Ineffective Portion	(7)	681	(1,050)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(19)	101	(65)
Effective Portion Reclassified from AOCI	(1,186)	(64)	0
Ineffective Portion	$ (7)	$ 681	$ (1,050)